ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2022
(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 86.5%
U.S. TREASURY OBLIGATIONS - 83.1%
U.S. Treasury Bills	0.076%	06/02/22	1,008	$1,007,989
U.S. Treasury Bills	0.103%	06/09/22	6,838	6,837,175
U.S. Treasury Bills	0.112%	06/16/22	7,738	7,736,193
U.S. Treasury Bills	0.162%	06/30/22	5,183	5,180,146
U.S. Treasury Bills	0.223%	07/07/22	59	58,957
U.S. Treasury Bills	0.317%	07/14/22	1,336	1,334,658
U.S. Treasury Bills	0.332%	07/21/22	4,136	4,131,188
U.S. Treasury Bills	0.432%	07/28/22	1,788	1,785,636
U.S. Treasury Bills	0.517%	08/04/22	5,866	5,855,901
U.S. Treasury Bills	0.682%	08/11/22	12,205	12,180,288
U.S. Treasury Bills	0.632%	08/18/22	1,633	1,629,291
U.S. Treasury Bills	0.643%	08/25/22	10,012	9,987,267
U.S. Treasury Bills	0.648%	09/01/22	10,026	9,997,386
U.S. Treasury Bills	0.750%	09/08/22	9,159	9,130,440
U.S. Treasury Bills	0.815%	09/15/22	6,983	6,959,095
U.S. Treasury Bills	0.942%	09/22/22	6,881	6,855,639
U.S. Treasury Bills	1.039%	09/29/22	12,547	12,493,467
U.S. Treasury Bills	1.125%	10/06/22	12,787	12,729,084
U.S. Treasury Bills	1.201%	10/13/22	12,273	12,213,925
U.S. Treasury Bills	1.286%	10/20/22	11,375	11,316,381
U.S. Treasury Bills	1.367%	10/27/22	11,465	11,401,016
U.S. Treasury Bills	1.345%	11/03/22	8,617	8,564,156
U.S. Treasury Bills	1.394%	11/10/22	13,433	13,346,499
U.S. Treasury Bills	1.462%	11/17/22	7,753	7,698,998
U.S. Treasury Bills	1.497%	11/25/22	11,995	11,904,584
TOTAL U.S. TREASURY OBLIGATIONS ($192,447,857)				192,335,359
			NUMBER OF
			SHARES
MONEY MARKET DEPOSIT ACCOUNT - 3.4%			(000's)
U.S. Bank Money Market Deposit Account, 0.5% (United States)(a)			7,979	7,978,603
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($7,978,603)				7,978,603

TOTAL SHORT-TERM INVESTMENTS
(Cost $200,426,460)				200,313,962
TOTAL INVESTMENTS - 86.5%
(Cost $200,426,460)				200,313,962

OTHER ASSETS IN EXCESS OF LIABILITIES - 13.5%				31,219,244
NET ASSETS - 100.0%				$231,533,206

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of May 31, 2022.

Futures contracts outstanding as of May 31, 2022 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
3-Month SONIA Index Futures	Dec-22	102	$31,358,069	$(58,405)
90-DAY Eurodollar Futures	Jun-23	1	241,863	100
Amsterdam Index Futures	Jun-22	2	305,923	6,974
Brent Crude Futures	Aug-22	20	2,312,000	40,860
Brent Crude Futures	Sep-22	2	225,160	16,070
Brent Crude Futures	Oct-22	1	109,930	3,840
Brent Crude Oil Last Day	Aug-22	1	115,600	3,740
CAC40 10 Euro Futures	Jun-22	56	3,881,566	(30,859)
CAD Currency Futures	Jun-22	7	553,525	1,155
Canola Futures (Winnipeg Commodity Exchange)	Jul-22	1	18,726	851
Canola Futures (Winnipeg Commodity Exchange)	Nov-22	3	50,923	(1,611)
CHF Currency Futures	Jun-22	21	2,739,581	2,900
Coffee 'C' Futures	Jul-22	1	86,719	1,763
Coffee 'C' Futures	Sep-22	8	694,350	13,013
Coffee 'C' Futures	Dec-22	1	86,550	2,325
Coffee 'C' Futures	Mar-23	1	85,875	1,350
Coffee Robusta Futures	Sep-22	2	42,200	270
Corn Futures	Jul-22	13	489,775	(18,601)
Corn Futures	Sep-22	3	108,750	(4,725)
Corn Futures	Dec-22	40	1,423,000	(8,300)
Corn Futures	Mar-23	11	394,075	(9,950)
Cotton No.2 Futures	Jul-22	1	69,490	(2,275)
Cotton No.2 Futures	Dec-22	15	918,375	(15,630)
DAX Index Futures	Jun-22	17	6,559,625	(43,022)
DJIA Mini E-CBOT	Jun-22	41	6,759,055	(3,190)
Dollar Index	Jun-22	3	305,298	4,515
E-Mini Crude Oil	Jul-22	2	114,670	5,208
E-Mini Energy Select Futures	Jun-22	1	90,670	5,870
Euro STOXX 50	Jun-22	122	4,956,017	(35,416)
Euro/JPY Futures	Jun-22	14	1,877,714	28,460
European Climate Exchange Futures	Dec-22	4	360,798	(14,214)
FTSE 100 Index Futures	Jun-22	74	7,073,262	100,934
FTSE KLCI Futures	Jun-22	2	35,606	285
FTSE/MIB Index Futures	Jun-22	1	131,553	2,593
Gasoline RBOB Futures	Jul-22	8	1,315,843	114,458
Gasoline RBOB Futures	Aug-22	6	943,866	(25,171)
Gold 100 Oz Futures	Aug-22	9	1,663,560	(3,670)
Gold 100 Oz Futures	Dec-22	1	186,500	(960)
Hang Seng Index Futures	Jun-22	1	136,316	3,256
IBEX 35 Index Futures	Jun-22	2	189,432	(1,767)
Kansas City Hard Red Winter Wheat Futures	Jul-22	9	524,475	(11,100)
Kansas City Hard Red Winter Wheat Futures	Sep-22	1	58,600	3,738
Lean Hogs Futures	Jul-22	1	43,200	(500)
Lean Hogs Futures	Aug-22	4	170,280	(2,520)
LME Aluminum Forward	Jun-22	224	15,477,000	(2,315,968)
LME Aluminum Forward	Sep-22	86	6,000,650	(215,495)
LME Aluminum Forward - 90 Day Settlement	Jun-22	1	71,461	(13,227)
LME Aluminum Forward - 90 Day Settlement	Jun-22	1	68,944	(18,543)
LME Aluminum Forward - 90 Day Settlement	Aug-22	1	69,619	(4,981)
LME Copper Forward	Jun-22	108	25,519,050	(1,199,399)
LME Copper Forward	Sep-22	37	8,740,325	130,974
LME Copper Forward - 90 Day Settlement	Jun-22	1	236,163	(17,963)
LME Copper Forward - 90 Day Settlement	Jun-22	2	472,350	(27,735)
LME Lead Forward	Jun-22	20	1,087,850	(97,495)
LME Lead Forward - 90 Day Settlement	Jun-22	1	54,348	(8,402)
LME Lead Forward - 90 Day Settlement	Jun-22	1	54,359	(5,953)
LME Nickel Forward	Jun-22	1	170,055	(24,181)
LME Nickel Forward	Jun-22	7	1,190,616	232,445
LME Nickel Forward	Sep-22	1	170,526	2,580
LME Nickel Forward - 90 Day Settlement	Jun-22	1	175,386	27,966
LME Nickel Forward - 90 Day Settlement	Jun-22	1	170,061	14,481
LME Tin Forward - 90 Day Settlement	Jun-22	1	174,310	(55,340)
LME Tin Forward - 90 Day Settlement	Jun-22	1	174,675	(63,590)
LME Zinc Forward	Jun-22	15	1,473,375	57,742
LME Zinc Forward	Sep-22	4	391,500	32,736
Low Sulphur Gasoil G Futures	Jul-22	8	959,200	122,275
Low Sulphur Gasoil G Futures	Aug-22	3	347,700	58,075
Mill Wheat Euro	Sep-22	14	294,770	14,251
Mill Wheat Euro	Dec-22	1	20,706	3,395
MXN Currency Futures	Jun-22	162	4,105,080	193,540
Nasdaq 100 E-Mini	Jun-22	12	3,035,160	(17,260)
Natural Gas Futures	Jul-22	25	2,036,250	69,270
Natural Gas Futures	Aug-22	12	976,560	5,060
Natural Gas Futures	Oct-22	1	80,730	11,160
Nikkei 225 (Osaka Securities Exchange)	Jun-22	3	635,258	(4,117)
Nikkei 225 (Singapore Exchange)	Jun-22	18	1,907,523	(1,923)
Nikkei 225 Mini	Jun-22	1	21,175	(54)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-22	23	3,801,210	(58,489)
NY Harbor Ultra-Low Sulfur Diesel Futures	Aug-22	5	807,849	35,948
NY Harbor Ultra-Low Sulfur Diesel Futures	Oct-22	1	155,623	9,169
Orange Juice Futures	Jul-22	3	79,808	2,033
Palm Oil Futures	Aug-22	5	179,970	2,307
Palm Oil Futures	Oct-22	1	34,464	383
Rapeseed Euro	Aug-22	3	130,718	(5,207)
S&P 500 E-Mini Futures	Jun-22	510	105,346,874	(3,091,019)
S&P Mid 400 E-Mini	Jun-22	1	251,320	(740)
S&P/TSX 60 IX Futures	Jun-22	7	1,387,437	(12,926)
SET50 Futures Index	Jun-22	20	116,657	1,348
Soybean Futures	Jul-22	18	1,514,925	7,638
Soybean Futures	Nov-22	31	2,339,725	52,375
Soybean Futures	Jan-23	1	75,713	(525)
Soybean Meal Futures	Jul-22	5	207,400	(7,400)
Soybean Meal Futures	Dec-22	4	160,800	(2,270)
Soybean Oil Futures	Jul-22	6	280,512	(14,208)
Soybean Oil Futures	Dec-22	10	448,320	(1,350)
SPI 200 Futures	Jun-22	13	1,682,096	341
Sugar No. 11 (World)	Jul-22	5	108,640	(2,587)
Sugar No. 11 (World)	Oct-22	74	1,621,962	(47,432)
Sugar No. 11 (World)	Mar-23	8	178,035	101
Topix Index Futures	Jun-22	13	20,993,498	(17,206)
Wheat (Chicago Board of Trade)	Jul-22	10	543,750	(11,925)
Wheat (Chicago Board of Trade)	Sep-22	6	329,250	(4,613)
Wheat (Chicago Board of Trade)	Dec-22	4	221,400	(19,325)
White Maize Futures	Jul-22	2	59,295	1,598
White Sugar ICE	Aug-22	3	85,845	4,085
WTI Crude Futures	Jul-22	10	1,146,700	27,760
WTI Crude Futures	Aug-22	4	447,640	24,300
WTI Crude Futures	Sep-22	7	762,300	17,300
WTI Crude Futures IPE	Jul-22	1	114,670	6,420
WTI Crude Futures IPE	Sep-22	1	108,900	5,500
				$(6,141,650)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-22	80	$(9,300,967)	$(9,826)
1-Month SOFR Future	Oct-22	2	(815,315)	(42)
3-Month Euro Euribor	Sep-22	159	(42,509,272)	91,399
3-Month Euro Euribor	Mar-23	8	(2,120,581)	17,646
3-Month Euro Euribor	Dec-23	2	(527,596)	(497)
3-Month Euro Euribor	Mar-24	5	(1,319,056)	(684)
3-Month Euro Euribor	Jun-24	10	(2,638,649)	7,126
3-Month Euro Euribor	Sep-24	6	(1,583,270)	3,918
3-Month Euro Euribor	Jun-25	2	(527,461)	1,288
3-Month Euro Euribor	Sep-25	1	(263,650)	550
3-Month SOFR Futures	Dec-22	9	(2,188,013)	10,088
3-Month SOFR Futures	Mar-23	6	(1,455,450)	(775)
3-Month SOFR Futures	Jun-23	4	(970,200)	(1,063)
3-Month SOFR Futures	Sep-23	4	(971,050)	(2,025)
3-Month SOFR Futures	Dec-23	4	(972,000)	(1,838)
3-Month SOFR Futures	Mar-24	4	(972,650)	(1,650)
3-Month SOFR Futures	Jun-24	5	(1,216,563)	(2,138)
3-Month SOFR Futures	Sep-24	5	(1,217,000)	(2,625)
3-Month SONIA Index Futures	Dec-22	38	(11,682,418)	26,131
3-Month SONIA Index Futures	Mar-23	10	(3,067,390)	6,584
3-Month SONIA Index Futures	Jun-23	9	(2,758,808)	2,835
3-Month SONIA Index Futures	Sep-23	7	(2,145,740)	4,064
3-Month SONIA Index Futures	Dec-23	26	(7,971,938)	17,122
3-Month SONIA Index Futures	Mar-24	8	(2,454,290)	5,182
3-Month SONIA Index Futures	Jun-24	7	(2,149,709)	5,214
3-Month SONIA Index Futures	Sep-24	6	(1,844,309)	4,458
3-Month SONIA Index Futures	Dec-24	21	(6,459,712)	16,917
90-DAY Bank Bill	Sep-22	4	(2,854,056)	(1,346)
90-DAY Bank Bill	Dec-22	32	(22,793,330)	28,187
90-DAY Bank Bill	Mar-23	4	(2,845,754)	3,327
90-DAY Bank Bill	Jun-23	2	(1,422,494)	2,717
90-DAY Bank Bill	Sep-23	1	(711,265)	(469)
90-DAY Bank Bill	Dec-23	1	(711,369)	17
90-DAY Eurodollar Futures	Sep-22	97	(23,623,137)	(4,188)
90-DAY Eurodollar Futures	Dec-22	9	(2,180,363)	1,175
90-DAY Eurodollar Futures	Mar-23	19	(4,596,338)	12,275
90-DAY Eurodollar Futures	Mar-24	9	(2,182,613)	(3,125)
90-DAY Eurodollar Futures	Jun-24	5	(1,213,313)	3,800
90-DAY Eurodollar Futures	Mar-25	21	(5,099,850)	5,788
90-DAY Eurodollar Futures	Jun-25	3	(728,663)	3,900
90-DAY Eurodollar Futures	Jun-26	2	(485,575)	(750)
Amsterdam Index Futures	Jun-22	1	(152,961)	(4,876)
AUD/USD Currency Futures	Jun-22	111	(7,965,915)	(73,760)
Australian 10-Year Bond Futures	Jun-22	123	(10,788,269)	241,163
Australian 3-Year Bond Futures	Jun-22	128	(9,990,181)	95,662
Bank Acceptance Futures	Dec-22	13	(2,486,738)	(1,324)
Bank Acceptance Futures	Mar-23	4	(764,359)	(1,423)
Bank Acceptance Futures	Jun-23	3	(573,121)	(1,433)
Bank Acceptance Futures	Sep-23	3	(573,270)	(1,433)
Bank Acceptance Futures	Dec-23	2	(382,259)	(603)
CAD Currency Futures	Jun-22	166	(13,126,450)	(105,205)
Canada 5-Year Bond Futures	Sep-22	1	(90,588)	506
Canadian 10-Year Bond Futures	Sep-22	53	(5,321,999)	51,200
Cattle Feeder Futures	Aug-22	4	(330,250)	8,738
Cattle Feeder Futures	Sep-22	1	(84,063)	488
CHF Currency Futures	Jun-22	3	(391,369)	(6,075)
Cocoa Futures	Jul-22	1	(24,960)	(760)
Cocoa Futures	Sep-22	6	(150,900)	(2,190)
Cocoa Futures	Dec-22	2	(50,920)	(1,270)
Cocoa Futures ICE	Jul-22	2	(43,952)	391
Cocoa Futures ICE	Sep-22	2	(44,481)	(706)
Copper Futures	Jul-22	23	(2,470,200)	(20,380)
DAX Index Futures	Jun-22	9	(3,472,743)	(140,018)
DJIA Mini E-CBOT	Jun-22	11	(1,813,405)	(36,943)
E-Mini Health Care Select Futures	Jun-22	1	(133,270)	30
E-Mini Materials Select Futures	Jun-22	1	(90,700)	(850)
EUR Foreign Exchange Currency Futures	Jun-22	254	(34,105,849)	164,275
Euro BUXL 30-Year Bond Futures	Jun-22	1	(174,130)	28,385
Euro BUXL 30-Year Bond Futures	Sep-22	6	(1,042,817)	6,763
Euro STOXX 50	Jun-22	2	(81,246)	(3,253)
Euro-Bobl Futures	Jun-22	62	(8,419,178)	145,015
Euro-Bobl Futures	Sep-22	24	(3,004,823)	6,677
Euro-BTP Futures	Jun-22	20	(2,724,023)	217,061
Euro-BTP Futures	Sep-22	12	(1,494,355)	12,335
Euro-Bund Futures	Jun-22	102	(16,597,215)	293,250
Euro-Bund Futures	Sep-22	17	(2,581,942)	12,668
Euro-Oat Futures	Jun-22	23	(3,557,816)	196,953
Euro-Oat Futures	Sep-22	11	(1,560,097)	8,503
Euro-Schatz Futures	Jun-22	69	(8,157,125)	49,072
Euro-Schatz Futures	Sep-22	32	(3,500,366)	3,994
FTSE 100 Index Futures	Jun-22	11	(1,051,431)	(44,425)
FTSE China A50 Index	Jun-22	76	(1,030,256)	(33,620)
FTSE Taiwan Index	Jun-22	1	(58,000)	(2,210)
Gasoline RBOB Futures	Jul-22	4	(657,922)	(45,280)
GBP Currency Futures	Jun-22	145	(11,423,281)	105,638
Gold 100 Oz Futures	Aug-22	13	(2,402,920)	5,130
Hang Seng China Enterprises Index Futures	Jun-22	16	(752,166)	(56,982)
Hang Seng Index Futures	Jun-22	38	(5,180,013)	(274,899)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-22	23	(26,736,706)	67,115
JPY Currency Futures	Jun-22	325	(31,592,030)	829,312
Lean Hogs Futures	Jul-22	2	(86,400)	(2,010)
Lean Hogs Futures	Aug-22	9	(383,130)	(9,430)
Lean Hogs Futures	Oct-22	1	(37,220)	(1,060)
Live Cattle Futures	Aug-22	31	(1,616,650)	53,070
Live Cattle Futures	Oct-22	2	(108,920)	1,780
Live Cattle Futures	Dec-22	1	(56,920)	600
LME Aluminum Forward	Jun-22	224	(15,477,000)	2,343,339
LME Aluminum Forward	Sep-22	99	(6,907,725)	139,975
LME Aluminum Forward - 90 Day Settlement	Jun-22	1	(71,461)	15,991
LME Aluminum Forward - 90 Day Settlement	Jun-22	1	(68,944)	18,281
LME Aluminum Forward - 90 Day Settlement	Aug-22	1	(69,494)	4,269
LME Aluminum Forward - 90 Day Settlement	Aug-22	1	(69,500)	1,975
LME Copper Forward	Jun-22	108	(25,519,049)	1,240,480
LME Copper Forward	Sep-22	47	(11,102,575)	(189,129)
LME Copper Forward - 90 Day Settlement	Jun-22	1	(236,163)	13,858
LME Copper Forward - 90 Day Settlement	Jun-22	2	(472,350)	35,988
LME Copper Forward - 90 Day Settlement	Aug-22	1	(236,140)	723
LME Copper Forward - 90 Day Settlement	Aug-22	1	(236,153)	1,573
LME Lead Forward	Jun-22	20	(1,087,850)	59,048
LME Lead Forward	Sep-22	5	(273,500)	(10,414)
LME Lead Forward - 90 Day Settlement	Jun-22	1	(54,348)	5,777
LME Lead Forward - 90 Day Settlement	Jun-22	1	(54,359)	7,628
LME Lead Forward - 90 Day Settlement	Aug-22	2	(109,150)	(2,463)
LME Lead Forward - 90 Day Settlement	Aug-22	1	(54,555)	(405)
LME Nickel Forward	Jun-22	7	(1,190,616)	18,470
LME Nickel Forward - 90 Day Settlement	Jun-22	1	(175,386)	18,753
LME Nickel Forward - 90 Day Settlement	Jun-22	1	(170,061)	(17,541)
LME Nickel Forward - 90 Day Settlement	Jun-22	1	(170,055)	130,845
LME Tin Forward - 90 Day Settlement	Jun-22	1	(174,310)	63,905
LME Tin Forward - 90 Day Settlement	Jun-22	1	(174,675)	54,725
LME Zinc Forward	Jun-22	15	(1,473,375)	(66,904)
LME Zinc Forward	Sep-22	2	(195,750)	(15,596)
Long Gilt Futures	Sep-22	94	(13,736,539)	233,937
Lumber Futures	Jul-22	1	(71,885)	4,015
Micro E-mini S&P 500 Index Futures	Jun-22	1	(20,656)	890
Mini FTSE/MIB Pound Futures	Jun-22	1	(26,311)	(1,393)
Mini H-Shares Index Futures	Jun-22	1	(9,402)	(461)
Mini HSI Index Futures	Jun-22	5	(136,316)	(5,569)
Mini TOPIX Index Futures	Jun-22	2	(29,658)	(476)
MSCI EAFE Index Futures	Jun-22	3	(305,550)	345
MSCI Emerging Markets Index Futures	Jun-22	12	(637,980)	(1,625)
MSCI Singapore Exchange ETS	Jun-22	10	(219,189)	(3,880)
Nasdaq 100 E-Mini	Jun-22	17	(4,299,810)	(84,115)
Nikkei 225 (Chicago Mercantile Exchange)	Jun-22	1	(135,925)	(5,100)
Nikkei 225 (Singapore Exchange)	Jun-22	8	(847,788)	(39,810)
Nikkei/Yen Futures	Jun-22	1	(105,566)	(5,904)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-22	7	(1,156,890)	(71,845)
NZD Currency Futures	Jun-22	23	(1,497,875)	12,145
OMX Stockholm 30 Index Futures	Jun-22	19	(397,570)	(2,643)
Platinum Futures	Jul-22	4	(193,660)	(7,150)
Rapeseed Euro	Nov-22	1	(43,251)	537
Russell 2000 E-Mini	Jun-22	8	(744,760)	(7,465)
S&P 500 E-Mini Futures	Jun-22	17	(3,511,563)	(51,038)
S&P Mid 400 E-Mini	Jun-22	1	(251,320)	(2,420)
SGX Iron Ore 62% Futures	Jul-22	3	(39,936)	(111)
SGX Nifty 50	Jun-22	7	(231,840)	(5,929)
Short BTP Future	Jun-22	16	(1,880,342)	17,102
Short BTP Future	Sep-22	19	(2,068,977)	1,793
Silver Futures	Jul-22	29	(3,144,760)	25,292
STOXX Europe 600 Index	Jun-22	4	(94,923)	(3,833)
Sugar No. 11 (World)	Jul-22	29	(630,112)	(26,634)
Topix Index Futures	Jun-22	1	(148,289)	(5,088)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-22	186	(22,218,280)	152,664
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-22	52	(10,977,281)	9,320
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-22	312	(35,241,374)	87,985
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-22	48	(6,693,000)	66,758
U.S. Treasury Ultra 10-Year Notes	Sep-22	10	(1,284,844)	13,438
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-22	8	(1,246,000)	21,711
USD/CHN Futures	Jun-22	1	(99,985)	(1,426)
WTI Crude Futures	Jul-22	8	(917,360)	(5,850)
				$6,163,341
Total Futures Contracts				$21,691

Forward foreign currency contracts outstanding as of May 31, 2022 were as follows:
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	186,766	EUR	125,000	Jun 02 2022	SOCIETE GENERALE	$(169)
AUD	6,929,914	USD	4,978,450	Jun 02 2022	SOCIETE GENERALE	(5,081)
AUD	200,000	USD	142,544	Jun 15 2022	SOCIETE GENERALE	1,020
AUD	2,256,600	EUR	1,500,000	Jun 22 2022	SOCIETE GENERALE	7,812
AUD	2,435,588	GBP	1,375,000	Jun 22 2022	SOCIETE GENERALE	15,741
AUD	2,400,000	JPY	214,322,760	Jun 22 2022	SOCIETE GENERALE	56,655
AUD	5,400,000	NZD	5,957,685	Jun 22 2022	SOCIETE GENERALE	(3,916)
BRL	7,840,310	USD	1,600,000	Jun 15 2022	SOCIETE GENERALE	42,405
CAD	12,814,405	USD	10,134,771	Jun 01 2022	SOCIETE GENERALE	(3,728)
CAD	891,032	USD	700,000	Jun 15 2022	SOCIETE GENERALE	4,379
CAD	2,691,621	AUD	3,000,000	Jun 22 2022	SOCIETE GENERALE	(26,017)
CAD	2,191,507	EUR	1,625,000	Jun 22 2022	SOCIETE GENERALE	(14,200)
CAD	1,800,000	JPY	179,043,840	Jun 22 2022	SOCIETE GENERALE	30,851
CAD	2,400,000	USD	1,892,816	Jun 22 2022	SOCIETE GENERALE	4,388
CHF	207,742	GBP	171,337	Jun 01 2022	SOCIETE GENERALE	687
CHF	184	USD	192	Jun 01 2022	SOCIETE GENERALE	1
CHF	9,955,984	USD	10,389,214	Jun 02 2022	SOCIETE GENERALE	(8,805)
CHF	3,495,187	EUR	3,400,000	Jun 15 2022	SOCIETE GENERALE	(6,007)
CHF	1,255,782	USD	1,300,000	Jun 15 2022	SOCIETE GENERALE	10,276
CHF	2,305,262	EUR	2,250,000	Jun 22 2022	SOCIETE GENERALE	(11,995)
CHF	302,213	GBP	250,000	Jun 22 2022	SOCIETE GENERALE	411
CHF	1,000,000	JPY	130,851,920	Jun 22 2022	SOCIETE GENERALE	26,492
CLP	174,265,432	USD	200,000	Jun 06 2022	SOCIETE GENERALE	11,330
CLP	87,611,856	USD	100,000	Jun 13 2022	SOCIETE GENERALE	6,104
CLP	373,439,032	USD	450,000	Jun 15 2022	SOCIETE GENERALE	2,085
CLP	167,194,000	USD	200,000	Jun 16 2022	SOCIETE GENERALE	2,366
CLP	85,445,056	USD	100,000	Jun 23 2022	SOCIETE GENERALE	3,280
CNH	1,004,241	USD	150,000	Jun 15 2022	SOCIETE GENERALE	362
COP	385,886,650	USD	100,000	Jun 15 2022	SOCIETE GENERALE	2,158
CZK	22,290,422	EUR	900,000	Jun 15 2022	SOCIETE GENERALE	(789)
EUR	100,000	HUF	39,723,372	Jun 02 2022	SOCIETE GENERALE	(86)
EUR	1,018,924	USD	1,093,332	Jun 02 2022	SOCIETE GENERALE	622
EUR	300,000	GBP	255,722	Jun 15 2022	SOCIETE GENERALE	61
EUR	900,000	HUF	350,472,008	Jun 15 2022	SOCIETE GENERALE	20,740
EUR	1,200,000	JPY	162,652,904	Jun 15 2022	SOCIETE GENERALE	25,048
EUR	100,000	NOK	1,029,574	Jun 15 2022	SOCIETE GENERALE	(2,424)
EUR	1,800,000	SEK	18,928,776	Jun 15 2022	SOCIETE GENERALE	(5,285)
EUR	400,000	USD	427,695	Jun 15 2022	SOCIETE GENERALE	2,054
EUR	500,000	CHF	516,249	Jun 22 2022	SOCIETE GENERALE	(1,477)
EUR	200,000	HUF	77,917,160	Jun 22 2022	SOCIETE GENERALE	4,835
EUR	1,200,000	JPY	160,930,464	Jun 22 2022	SOCIETE GENERALE	38,568
EUR	200,000	PLN	932,806	Jun 22 2022	SOCIETE GENERALE	(2,831)
EUR	1,375,000	SEK	14,463,049	Jun 22 2022	SOCIETE GENERALE	(4,190)
GBP	171,337	CHF	207,927	Jun 01 2022	SOCIETE GENERALE	(880)
GBP	5,140,179	USD	6,483,822	Jun 06 2022	SOCIETE GENERALE	(6,735)
GBP	805,321	EUR	950,000	Jun 15 2022	SOCIETE GENERALE	(5,820)
GBP	100,000	USD	125,153	Jun 15 2022	SOCIETE GENERALE	863
GBP	1,611,971	EUR	1,900,000	Jun 22 2022	SOCIETE GENERALE	(10,724)
GBP	1,125,000	JPY	177,878,216	Jun 22 2022	SOCIETE GENERALE	34,761
HUF	39,458,728	EUR	100,000	Jun 02 2022	SOCIETE GENERALE	(629)
ILS	334,966	USD	100,000	Jun 15 2022	SOCIETE GENERALE	998
INR	225,025,129	USD	2,900,000	Jun 06 2022	SOCIETE GENERALE	(3,145)
INR	225,721,419	USD	2,900,000	Jun 13 2022	SOCIETE GENERALE	3,602
INR	15,548,840	USD	200,000	Jun 17 2022	SOCIETE GENERALE	(75)
INR	225,291,929	USD	2,900,000	Jun 23 2022	SOCIETE GENERALE	(5,161)
INR	15,567,974	USD	200,000	Jun 24 2022	SOCIETE GENERALE	15
JPY	140,285,460	EUR	1,018,924	Jun 02 2022	SOCIETE GENERALE	(4,169)
JPY	638,023,870	USD	4,960,148	Jun 02 2022	SOCIETE GENERALE	(3,764)
JPY	38,053,052	USD	300,000	Jun 15 2022	SOCIETE GENERALE	(4,238)
JPY	36,598,252	AUD	400,000	Jun 22 2022	SOCIETE GENERALE	(2,618)
JPY	19,915,840	CAD	200,000	Jun 22 2022	SOCIETE GENERALE	(3,256)
JPY	40,199,900	GBP	250,000	Jun 22 2022	SOCIETE GENERALE	(2,504)
JPY	75,000,000	USD	589,411	Jun 22 2022	SOCIETE GENERALE	(6,292)
KRW	507,332,000	USD	400,000	Jun 07 2022	SOCIETE GENERALE	10,048
KRW	1,734,541,040	USD	1,400,000	Jun 13 2022	SOCIETE GENERALE	1,903
KRW	251,550,103	USD	200,000	Jun 15 2022	SOCIETE GENERALE	3,308
KRW	247,745,577	USD	200,000	Jun 16 2022	SOCIETE GENERALE	233
KRW	495,031,154	USD	400,000	Jun 21 2022	SOCIETE GENERALE	86
MXN	8,500,000	USD	437,469	Jun 01 2022	SOCIETE GENERALE	(5,653)
MXN	57,829,663	USD	2,900,000	Jun 15 2022	SOCIETE GENERALE	29,346
MXN	36,000,000	USD	1,813,198	Jun 22 2022	SOCIETE GENERALE	7,613
NOK	3,604,863	EUR	350,000	Jun 15 2022	SOCIETE GENERALE	8,628
NOK	2,588,418	EUR	250,000	Jun 22 2022	SOCIETE GENERALE	7,514
NOK	14,500,000	SEK	14,733,378	Jun 22 2022	SOCIETE GENERALE	37,576
NZD	400,000	USD	259,110	Jun 15 2022	SOCIETE GENERALE	1,462
NZD	2,200,000	JPY	177,910,986	Jun 22 2022	SOCIETE GENERALE	49,771
NZD	100,000	USD	65,424	Jun 22 2022	SOCIETE GENERALE	(287)
PEN	372,684	USD	100,000	Jun 15 2022	SOCIETE GENERALE	159
PLN	8,320,983	EUR	1,800,000	Jun 15 2022	SOCIETE GENERALE	11,043
PLN	463,740	EUR	100,000	Jun 22 2022	SOCIETE GENERALE	794
PLN	867,056	USD	200,000	Jun 22 2022	SOCIETE GENERALE	2,444
SEK	1,052,362	EUR	100,000	Jun 15 2022	SOCIETE GENERALE	372
SEK	2,622,970	EUR	250,000	Jun 22 2022	SOCIETE GENERALE	78
SEK	3,563,273	NOK	3,500,000	Jun 22 2022	SOCIETE GENERALE	(8,359)
SGD	480,901	USD	350,000	Jun 15 2022	SOCIETE GENERALE	996
THB	1,708,217	USD	50,000	Jun 15 2022	SOCIETE GENERALE	(62)
TRY	16,252,998	USD	1,000,000	Jun 22 2022	SOCIETE GENERALE	(37,150)
TWD	23,796,758	USD	800,000	Jun 06 2022	SOCIETE GENERALE	19,900
TWD	4,376,552	USD	150,000	Jun 15 2022	SOCIETE GENERALE	815
TWD	20,182,706	USD	700,000	Jul 01 2022	SOCIETE GENERALE	(4,294)
USD	4,956,441	AUD	6,929,914	Jun 02 2022	SOCIETE GENERALE	(16,928)
USD	4,978,492	AUD	6,929,914	Jun 03 2022	SOCIETE GENERALE	5,059
USD	1,184,850	AUD	1,700,000	Jun 15 2022	SOCIETE GENERALE	(35,446)
USD	1,187,913	AUD	1,700,000	Jun 22 2022	SOCIETE GENERALE	(32,544)
USD	10,066,280	CAD	12,814,405	Jun 01 2022	SOCIETE GENERALE	(64,763)
USD	10,134,731	CAD	12,814,405	Jun 02 2022	SOCIETE GENERALE	3,810
USD	1,800,000	CAD	2,311,293	Jun 15 2022	SOCIETE GENERALE	(27,124)
USD	2,268,478	CAD	2,900,000	Jun 22 2022	SOCIETE GENERALE	(23,977)
USD	10,394,551	CHF	9,955,984	Jun 02 2022	SOCIETE GENERALE	14,142
USD	10,389,648	CHF	9,955,984	Jun 03 2022	SOCIETE GENERALE	8,767
USD	4,200,000	CHF	4,102,911	Jun 15 2022	SOCIETE GENERALE	(80,953)
USD	2,305,048	CHF	2,250,000	Jun 22 2022	SOCIETE GENERALE	(43,628)
USD	200,000	CLP	172,846,000	Jun 06 2022	SOCIETE GENERALE	(9,609)
USD	100,000	CLP	87,970,144	Jun 13 2022	SOCIETE GENERALE	(6,538)
USD	700,000	CLP	597,727,550	Jun 15 2022	SOCIETE GENERALE	(23,609)
USD	200,000	CLP	174,652,660	Jun 16 2022	SOCIETE GENERALE	(11,394)
USD	100,000	CLP	84,417,144	Jun 23 2022	SOCIETE GENERALE	(2,038)
USD	200,000	CLP	167,710,000	Jul 05 2022	SOCIETE GENERALE	(2,232)
USD	1,300,000	CNH	8,792,419	Jun 15 2022	SOCIETE GENERALE	(16,459)
USD	1,300,000	CNH	8,811,461	Jun 22 2022	SOCIETE GENERALE	(19,010)
USD	100,000	COP	405,708,850	Jun 15 2022	SOCIETE GENERALE	(7,405)
USD	415,886	EUR	387,253	Jun 03 2022	SOCIETE GENERALE	101
USD	1,890,649	EUR	1,800,000	Jun 15 2022	SOCIETE GENERALE	(43,221)
USD	1,838,576	EUR	1,750,000	Jun 22 2022	SOCIETE GENERALE	(42,368)
USD	6,485,364	GBP	5,140,179	Jun 06 2022	SOCIETE GENERALE	8,277
USD	6,483,801	GBP	5,140,179	Jun 07 2022	SOCIETE GENERALE	6,720
USD	2,228,043	GBP	1,800,000	Jun 15 2022	SOCIETE GENERALE	(40,245)
USD	1,546,489	GBP	1,250,000	Jun 22 2022	SOCIETE GENERALE	(28,790)
USD	500,000	HUF	184,799,000	Jun 22 2022	SOCIETE GENERALE	1,627
USD	50,000	IDR	733,833,279	Jun 15 2022	SOCIETE GENERALE	(319)
USD	1,200,000	ILS	4,063,510	Jun 15 2022	SOCIETE GENERALE	(25,212)
USD	800,000	ILS	2,717,763	Jun 22 2022	SOCIETE GENERALE	(19,746)
USD	2,900,000	INR	222,588,472	Jun 06 2022	SOCIETE GENERALE	34,513
USD	2,900,000	INR	225,226,180	Jun 13 2022	SOCIETE GENERALE	2,769
USD	550,000	INR	42,770,800	Jun 15 2022	SOCIETE GENERALE	(66)
USD	200,000	INR	15,536,226	Jun 17 2022	SOCIETE GENERALE	237
USD	2,900,000	INR	225,969,450	Jun 23 2022	SOCIETE GENERALE	(3,544)
USD	200,000	INR	15,560,860	Jun 24 2022	SOCIETE GENERALE	77
USD	2,900,000	INR	225,491,820	Jul 01 2022	SOCIETE GENERALE	5,130
USD	200,000	INR	15,586,600	Jul 05 2022	SOCIETE GENERALE	(26)
USD	6,124,490	JPY	778,309,330	Jun 02 2022	SOCIETE GENERALE	78,321
USD	4,960,276	JPY	638,023,870	Jun 03 2022	SOCIETE GENERALE	3,750
USD	2,500,000	JPY	319,729,357	Jun 15 2022	SOCIETE GENERALE	14,946
USD	2,056,262	JPY	262,500,000	Jun 22 2022	SOCIETE GENERALE	15,343
USD	400,000	KRW	506,502,663	Jun 07 2022	SOCIETE GENERALE	(9,378)
USD	1,400,000	KRW	1,791,148,940	Jun 13 2022	SOCIETE GENERALE	(47,655)
USD	1,950,000	KRW	2,471,997,004	Jun 15 2022	SOCIETE GENERALE	(47,921)
USD	200,000	KRW	256,802,423	Jun 16 2022	SOCIETE GENERALE	(7,552)
USD	400,000	KRW	507,404,000	Jun 21 2022	SOCIETE GENERALE	(10,086)
USD	2,000,000	KRW	2,477,670,000	Jul 05 2022	SOCIETE GENERALE	(2,414)
USD	432,898	MXN	8,500,000	Jun 01 2022	SOCIETE GENERALE	1,082
USD	100,000	NOK	943,694	Jun 02 2022	SOCIETE GENERALE	(687)
USD	1,100,000	NOK	10,828,465	Jun 22 2022	SOCIETE GENERALE	(55,549)
USD	1,702,457	NZD	2,700,000	Jun 15 2022	SOCIETE GENERALE	(56,401)
USD	1,394,309	NZD	2,200,000	Jun 22 2022	SOCIETE GENERALE	(38,707)
USD	600,000	PLN	2,665,198	Jun 22 2022	SOCIETE GENERALE	(22,283)
USD	1,200,000	SEK	11,970,437	Jun 22 2022	SOCIETE GENERALE	(26,649)
USD	1,350,000	SGD	1,874,046	Jun 15 2022	SOCIETE GENERALE	(17,814)
USD	4,200,000	SGD	5,830,419	Jun 22 2022	SOCIETE GENERALE	(55,370)
USD	800,000	THB	27,649,407	Jun 15 2022	SOCIETE GENERALE	(8,305)
USD	1,600,000	TRY	24,613,084	Jun 22 2022	SOCIETE GENERALE	141,890
USD	800,000	TWD	23,537,831	Jun 06 2022	SOCIETE GENERALE	(10,979)
USD	1,100,000	TWD	32,598,148	Jun 15 2022	SOCIETE GENERALE	(23,325)
USD	800,000	TWD	23,775,360	Jun 21 2022	SOCIETE GENERALE	(19,388)
USD	700,000	TWD	20,178,800	Jul 05 2022	SOCIETE GENERALE	4,371
USD	400,000	ZAR	6,435,266	Jun 15 2022	SOCIETE GENERALE	(10,536)
USD	800,000	ZAR	12,873,347	Jun 22 2022	SOCIETE GENERALE	(20,459)
ZAR	1,557,471	USD	100,000	Jun 15 2022	SOCIETE GENERALE	(642)
Total Forward Foreign Currency Contracts						$(426,118)

AUD	Australian Dollar	LME	London Mercantile Exchange
BRL	Brazilian Real	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
ILS	Israeli New Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	WTI	West Texas Intermediate
KRW	Korean Won	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Mulit-Asset Fund (the "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. Effective on or about November 12, 2020, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited, became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the acts of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. Effective on or about July 8, 2021, the Fund may also invest a portion of its assets in segregated series of another whollyowned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of May 31, 2022, the net assets of the Cayman Subsidiary and SPC were $50,447,986, which represented 21.79% of the Fund’s net assets. As of May 31, 2022, the net assets of the Onshore Subsidiary were $32,846,363, which represented 14.19% of the Fund’s net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$200,313,962	$200,313,962	$-	$-
Commodity Contracts
Futures Contracts	5,462,457	5,462,457	-	-
Equity Contracts
Futures Contracts	122,866	122,866	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	905,991	-	905,991	-
Futures Contracts	1,341,940	1,341,940	-	-
Interest Rate Contracts
Futures Contracts	2,322,838	2,322,838	-	-
Total Assets	$210,470,054	$209,564,063	$905,991	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(4,859,958)	$(4,859,958)	$-	$-
Equity Contracts
Futures Contracts	(4,084,324)	(4,084,324)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(1,332,109)	-	(1,332,109)	-
Futures Contracts	(186,466)	(186,466)	-	-
Interest Rate Contracts
Futures Contracts	(97,662)	(97,662)	-	-
Total Liabilities	$(10,560,519)	$(9,228,410)	$(1,332,109)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.